JPMorgan Short Duration Core Plus Fund Expense Example, No Redemption - A C I Shares [Member] - JPMorgan Short Duration Core Plus Fund	Feb. 28, 2026 USD ($)
Class A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 289
Expense Example, No Redemption, 3 Years	468
Expense Example, No Redemption, 5 Years	661
Expense Example, No Redemption, 10 Years	1,221
Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	116
Expense Example, No Redemption, 3 Years	405
Expense Example, No Redemption, 5 Years	715
Expense Example, No Redemption, 10 Years	1,458
Class I
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	40
Expense Example, No Redemption, 3 Years	169
Expense Example, No Redemption, 5 Years	309
Expense Example, No Redemption, 10 Years	$ 719